Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,997	$ 5,850
Credit facilities utilized:
Short-term borrowings	(80)	(253)
Long-term debt (including current portion)	(29,266)	(28,578)
Letters of credit outstanding	(95)	(128)
Credit facilities unutilized	4,260	3,812
Current installments of long-term debt	$ 2,284	$ 2,481
Credit facility
Credit facilities utilized:
Long-term debt (including current portion), weighted average interest rate (percent)	6.00%	5.10%
Current installments of long-term debt	$ 1,114	$ 1,376
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (80)	$ (253)
Short-term borrowings, weighted average interest rate (percent)	6.70%	4.90%
Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (1,562)	$ (1,657)
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	3,963
Credit facilities utilized:
Letters of credit outstanding	(57)
Credit facilities unutilized	3,034
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(80)
Regulated Utilities | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(792)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	2,034
Credit facilities utilized:
Letters of credit outstanding	(38)
Credit facilities unutilized	1,226
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	0
Corporate and Other | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (770)